Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table shows the total compensation for our named executive officers for each of the last three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other named executive officers (in each case, as determined under SEC rules), our total stockholder return (“TSR”), the TSR of the Nasdaq Clean Edge Green Energy Index over the same period, and our net income.

Year	Summary Compensation Table Total CEO (M.Russell)(1)	Summary Compensation Table Total CEO (M.Lohscheller) (1)	Compensation Actually Paid to CEO (M.Russell) (2)	Compensation Actually Paid to CEO (M.Lohscheller) (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($000)(4)
							Total Stockholder Return (3)	Peer Group Total Stockholder Return (3)
2022	5,032,960	9,438,959	(26,572,396)	2,754,048	2,694,939	(6,701,221)	21	67	(784,238)
2021	5,609,642	—	(20,384,423)	—	2,641,213	(8,685,872)	61	96	(690,438)
2020	159,199,375	—	258,928,750	—	81,882,607	52,494,183	148	278	(370,866)

(1)	Amounts represent compensation actually paid to our CEO(s) and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules and described below, which includes the following individuals for each fiscal year:

Year	CEO	Non-CEO Named Executive Officers
2022	Mark A. Russell, Michael Lohscheller	Kim J. Brady, Pablo M. Koziner, Carey Mendes, Joseph R. Pike, Britton M. Worthen
2021	Mark A. Russell	Kim J. Brady, Pablo M. Koziner, Joseph R. Pike, Britton M. Worthen
2020	Mark A. Russell	Kim J. Brady, Pablo M. Koziner, Trevor Milton, Joseph R. Pike, Britton M. Worthen

(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer as realized income, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items are included in the table below.

Year	Executive(s)	Summary Compensation Table Total	(-) Equity Awards in SCT	(+) Value of Awards Granted in Current Year and Unvested at Year End	(+) Change in Value for Prior Grants Unvested at Year End	(+) Value as of Vesting Date for Awards Granted in Year	(+) Change in Value for Prior Grants Vested in Year	(-) Value of Forfeited Awards as of End of Prior Year	(+) Dividends, Equivalents, or Other Earnings	Compensation Actually Paid
2022	CEO 1 (M. Russell)	5,032,960	5,032,960	—	—	—	(12,145,396)	14,426,999	—	(26,572,396)
	CEO 2 (M. Lohscheller)	9,438,959	9,248,781	1,874,896		688,974	—	—	—	2,754,048
	Other NEOs	2,641,213	2,433,400	550,787	(3,089,106)	203,633	(472,057)	4,156,016	—	(6,701,221)
2021	CEO	5,609,642	5,609,641	4,704,091	(25,088,516)	—	—	—	—	(20,384,423)
	Other NEOs	2,641,213	2,641,212	2,214,848	(10,852,033)	—	(48,688)	—	—	(8,685,872)
2020	CEO	159,199,375	159,026,298	45,437,515	—	—	213,318,157	—	—	258,928,750
	Other NEOs	81,882,607	81,552,804	15,973,958	—	3,404,500	32,785,921	—	—	52,494,183

(3)	TSR is determined based on the end of year value of $100 invested on the first day of each respective year for Nikola and the Nasdaq Clean Edge Green Energy Index. Although Nikola includes the index in the stock price performance graph of its annual report, the Company does not use it to evaluate or determine executive compensation.

(4)	The amounts in this column represent the Company’s disclosed net income (loss) for each reported year. As discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company has historically granted to its named executive officers performance-vested restricted stock unit awards that are eligible to vest based on the sustained achievement of defined share price milestones. As of 2022, we do not use any other financial performance measure to link compensation actually paid to the PEO and our other named executive officers to the Company’s performance.

Named Executive Officers, Footnote [Text Block]

(1)	Amounts represent compensation actually paid to our CEO(s) and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules and described below, which includes the following individuals for each fiscal year:

Year	CEO	Non-CEO Named Executive Officers
2022	Mark A. Russell, Michael Lohscheller	Kim J. Brady, Pablo M. Koziner, Carey Mendes, Joseph R. Pike, Britton M. Worthen
2021	Mark A. Russell	Kim J. Brady, Pablo M. Koziner, Joseph R. Pike, Britton M. Worthen
2020	Mark A. Russell	Kim J. Brady, Pablo M. Koziner, Trevor Milton, Joseph R. Pike, Britton M. Worthen

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Executive(s)	Summary Compensation Table Total	(-) Equity Awards in SCT	(+) Value of Awards Granted in Current Year and Unvested at Year End	(+) Change in Value for Prior Grants Unvested at Year End	(+) Value as of Vesting Date for Awards Granted in Year	(+) Change in Value for Prior Grants Vested in Year	(-) Value of Forfeited Awards as of End of Prior Year	(+) Dividends, Equivalents, or Other Earnings	Compensation Actually Paid
2022	CEO 1 (M. Russell)	5,032,960	5,032,960	—	—	—	(12,145,396)	14,426,999	—	(26,572,396)
	CEO 2 (M. Lohscheller)	9,438,959	9,248,781	1,874,896		688,974	—	—	—	2,754,048
	Other NEOs	2,641,213	2,433,400	550,787	(3,089,106)	203,633	(472,057)	4,156,016	—	(6,701,221)
2021	CEO	5,609,642	5,609,641	4,704,091	(25,088,516)	—	—	—	—	(20,384,423)
	Other NEOs	2,641,213	2,641,212	2,214,848	(10,852,033)	—	(48,688)	—	—	(8,685,872)
2020	CEO	159,199,375	159,026,298	45,437,515	—	—	213,318,157	—	—	258,928,750
	Other NEOs	81,882,607	81,552,804	15,973,958	—	3,404,500	32,785,921	—	—	52,494,183

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,694,939	$ 2,641,213	[2]	$ 81,882,607
Non-PEO NEO Average Compensation Actually Paid Amount		$ (6,701,221)	(8,685,872)		52,494,183
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Executive(s)	Summary Compensation Table Total	(-) Equity Awards in SCT	(+) Value of Awards Granted in Current Year and Unvested at Year End	(+) Change in Value for Prior Grants Unvested at Year End	(+) Value as of Vesting Date for Awards Granted in Year	(+) Change in Value for Prior Grants Vested in Year	(-) Value of Forfeited Awards as of End of Prior Year	(+) Dividends, Equivalents, or Other Earnings	Compensation Actually Paid
2022	CEO 1 (M. Russell)	5,032,960	5,032,960	—	—	—	(12,145,396)	14,426,999	—	(26,572,396)
	CEO 2 (M. Lohscheller)	9,438,959	9,248,781	1,874,896		688,974	—	—	—	2,754,048
	Other NEOs	2,641,213	2,433,400	550,787	(3,089,106)	203,633	(472,057)	4,156,016	—	(6,701,221)
2021	CEO	5,609,642	5,609,641	4,704,091	(25,088,516)	—	—	—	—	(20,384,423)
	Other NEOs	2,641,213	2,641,212	2,214,848	(10,852,033)	—	(48,688)	—	—	(8,685,872)
2020	CEO	159,199,375	159,026,298	45,437,515	—	—	213,318,157	—	—	258,928,750
	Other NEOs	81,882,607	81,552,804	15,973,958	—	3,404,500	32,785,921	—	—	52,494,183

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount		$ 21	61		148
Peer Group Total Shareholder Return Amount		67	96		278
Net Income (Loss)		(784,238,000)	(690,438,000)		(370,866,000)
Non-PEO NEO [Member] | Less Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,433,400	2,641,212		81,552,804
Non-PEO NEO [Member] | Add Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		550,787	2,214,848		15,973,958
Non-PEO NEO [Member] | Add Change in Value for Prior Grants Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,089,106)	(10,852,033)
Non-PEO NEO [Member] | Add Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		203,633			3,404,500
Non-PEO NEO [Member] | Add Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(472,057)	(48,688)		32,785,921
Non-PEO NEO [Member] | Less Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,156,016
Non-PEO NEO [Member] | Add Dividends Equivalents or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mark A Russell
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	5,032,960	5,609,642		159,199,375
PEO Actually Paid Compensation Amount		$ (26,572,396)	$ (20,384,423)		$ 258,928,750
PEO Name		Mark A. Russell	Mark A. Russell		Mark A. Russell
Mark A Russell | PEO [Member] | Less Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,032,960	$ 5,609,641		$ 159,026,298
Mark A Russell | PEO [Member] | Add Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,704,091		45,437,515
Mark A Russell | PEO [Member] | Add Change in Value for Prior Grants Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(25,088,516)
Mark A Russell | PEO [Member] | Add Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mark A Russell | PEO [Member] | Add Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,145,396)			213,318,157
Mark A Russell | PEO [Member] | Less Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,426,999
Mark A Russell | PEO [Member] | Add Dividends Equivalents or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael Lohscheller
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	9,438,959
PEO Actually Paid Compensation Amount		$ 2,754,048
PEO Name		Michael Lohscheller
Michael Lohscheller | PEO [Member] | Less Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,248,781
Michael Lohscheller | PEO [Member] | Add Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,874,896
Michael Lohscheller | PEO [Member] | Add Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		688,974
Michael Lohscheller | PEO [Member] | Add Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael Lohscheller | PEO [Member] | Less Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael Lohscheller | PEO [Member] | Add Dividends Equivalents or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kim J Brady | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kim J. Brady	Kim J. Brady		Kim J. Brady
Pablo M Koziner | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Pablo M. Koziner	Pablo M. Koziner		Pablo M. Koziner
Carey Mendes | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Carey Mendes
Joseph R Pike | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Joseph R. Pike	Joseph R. Pike		Joseph R. Pike
Britton M Worthen | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Britton M. Worthen	Britton M. Worthen		Britton M. Worthen
Trevor Milton | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Trevor Milton

[1]	Amounts represent compensation actually paid to our CEO(s) and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules and described below, which includes the following individuals for each fiscal year:
[2]	TSR is determined based on the end of year value of $100 invested on the first day of each respective year for Nikola and the Nasdaq Clean Edge Green Energy Index. Although Nikola includes the index in the stock price performance graph of its annual report, the Company does not use it to evaluate or determine executive compensation.